Note 13 - Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
13.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2012 and 2013 were as follows:

	December 31
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Precious metal trading right	$-	$-	$-	$1,295,740	$-	$1,295,740
Intangible assets subject to amortization:
Completed technology	66,820	(7,276)	59,544	68,887	(21,279)	47,608
Customer relationship				1,261,297	(72,767)	1,188,530
Securities consulting license and related trademarks	4,833,877	(218,184)	4,615,693	5,590,273	(577,389)	5,012,884
	$4,900,697	$(225,460)	$4,675,237	$8,216,197	$(671,435)	$7,544,762

Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $444,292, $224,430 and $432,957, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $677,532, $677,532, $677,532, $670,031 and $3,546,395 for 2014, 2015, 2016, 2017 and 2018 and thereafter, respectively.

For the year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $4,078,084 associated with the acquired trademarks, stock exchange trading right, futures exchange trading right, securities consulting license and related trademarks, and intellectual property due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. There was no impairment on intangible assets for the year ended December 31, 2012 and 2013.